RELATED PARTY TRANSACTIONS - Anta Sports transactions (Details) - ANTA Sports and subsidiaries - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of transactions between related parties [line items]
Purchases of goods and services from ANTA Sports and subsidiaries	$ 14.2	$ 11.0	$ 23.8	$ 12.9
Sales of goods and services to ANTA Sports and subsidiaries	$ 12.0	$ 8.4	$ 19.4	$ 10.8